Investment Strategy	Jun. 25, 2025
Reckoner Leveraged AAA CLO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in debt tranches of collateralized loan obligations (“CLOs”) of any maturity or duration that are rated, at the time of purchase, AAA (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)), which is the most senior level of debt tranche and considered to be investment-grade. An NRSRO is a credit rating agency that issues credit ratings and is subject to regulatory oversight by the SEC. For purposes of the Fund’s investments, a CLO must be rated AAA (or equivalent) by at least one NRSRO, such as Standard and Poor’s Financial Services LLC (“S&P®”), Fitch Ratings, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by Reckoner Capital Management LLC, investment adviser to the Fund (the “Adviser”), to be of comparable quality. If a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. After purchase, a CLO’s rating may decline below the minimum rating required by the Fund for purchase. In such cases, the Adviser will consider whether continuing to hold the CLO is in the best interest of the Fund.
CLOs are structured products that are trusts or other special purpose vehicles that issue multiple tranches of asset-backed securities. CLOs are collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, most of which may individually be rated below investment grade (or the equivalent if unrated). These pools may consist of “leveraged loans,” or loans subject to higher interest rates relative to other loans. The Fund invests primarily in CLOs rated AAA, which have the lowest level of risk and have payment priority over CLOs in lower-rated tranches. The Fund may also invest up to 20% of its net assets (plus any borrowings made for investment purposes) in CLOs rated AA or A (or equivalent) by an NRSRO.
The Fund is actively managed and does not seek to track the performance of any particular index. The Fund may purchase CLOs in both the primary markets (i.e., directly from the CLO issuer) and secondary markets (i.e., markets where the securities are traded following the initial offering). The Fund will only invest in CLOs with a minimum initial total offering size of $250 million. The Fund will invest primarily in CLOs that are U.S. dollar denominated. The Fund will generally invest in floating-rate CLOs, though the Fund may invest in CLOs with fixed rates. The Fund is “non-diversified”, meaning that it may invest a relatively high percentage of its assets in a limited number of issuers. The Fund will not invest more than 20% of its net assets (plus any borrowings made for investment purposes) in any single CLO or CLOs managed by any single CLO manager.
The Adviser applies a bottom-up approach to select CLOs for investment by the Fund through the use of due diligence and review of documentation, including newly issued CLOs and CLOs traded in the secondary market, based on an assessment of the following criteria:
•The investment skill and process of the manager(s) of the CLO, including a manager’s track record, experience and overall appetite for risk, under normal and stressed market conditions, and across “credit cycles,” or multi-year cycles broadly reflecting the relative access to credit by borrowers across the market;
•The structure of an individual CLO and its underlying collateral;
•The ability of a CLO to meet its principal and interest payment obligations, under normal and stressed market conditions;
•The CLO’s overall cash flow; and
•Trading frequency in the secondary market.
Depending on general industry trends or market conditions, the Adviser may adjust the overall mix of the Fund’s investments within the percentage parameters discussed above to provide wider exposure to a variety of CLO manager investment styles.
The Fund may also invest in other ETFs that have similar investment strategies involving CLOs.
Under normal circumstances, the Fund’s total investment exposure is expected to be equal to approximately 200% of the Fund’s net assets. The Fund expects to obtain additional exposure to CLOs through the use of reverse repurchase agreements, derivatives, swaps or similar financing transactions to the extent permitted under the Investment Company Act of 1940 (the “1940 Act”). The effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while a Fund will be able to keep the income associated with those portfolio securities and reinvest the “recovered” cash into additional CLOs. The Fund may utilize reverse repurchase agreements when it is anticipated that the income to be earned from the reinvestment of the cash proceeds from the sale in the start leg of the reverse repurchase agreement transaction is greater than the interest expense of the reverse repurchase agreement transaction. The use of reverse repurchase agreements and similar financing transactions create financial leverage, which will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with the CLOs resulting in increased volatility in the value of the Fund’s portfolio. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage imposed by the 1940 Act, satisfy collateral requirements, or meet redemption requests.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 20% of its net assets (plus any borrowings made for investment purposes) in any single CLO or CLOs managed by any single CLO manager.
Reckoner BBB-B CLO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in debt tranches of collateralized loan obligations (“CLOs”) of any maturity or duration that are rated, at the time of purchase, between and including BBB+ and B- (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)). An NRSRO is a credit rating agency that issues credit ratings and is subject to regulatory oversight by the SEC. For purposes of the Fund’s investments, a CLO must be rated between BBB+ and B- (or equivalent) by at least one NRSRO, such as Standard and Poor’s Financial Services LLC (“S&P®”), Fitch Ratings, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by Reckoner Capital Management LLC, investment Adviser to the Fund (the “Adviser”), to be of comparable quality. If a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. After purchase, a CLO’s rating may decline below the minimum rating required by the Fund for purchase. In such cases, the Adviser will consider whether continuing to hold the CLO is in the best interest of the Fund.
CLOs are structured products that are trusts or other special purpose vehicles that issue multiple tranches of asset-backed securities. CLOs are collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, most of which may individually be rated below investment grade (or the equivalent if unrated). These pools may consist of “leveraged loans,” or loans subject to higher interest rates relative to other loans. The Fund invests primarily in BBB through BB rated debt tranches of CLOs. The Fund may have up to 70% of its net assets (plus any borrowings made for investment purposes) in CLOs rated below investment grade (BB+ or lower) at the time of purchase. The Fund will focus on mezzanine or lower priority CLOs tranches. The Fund may also invest up to 10% of its net assets (plus any borrowings made for investment purposes) in CLOs rated BBB+ (or equivalent) or higher by an NRSRO.
The Fund is actively managed and does not seek to track the performance of any particular index. The Fund may purchase CLOs in both the primary markets (i.e., directly from the CLO issuer) and secondary markets (i.e., markets where the securities are traded following the initial offering).
The Fund will only invest in CLOs with a minimum initial total offering size of $250 million. The Fund will invest primarily in CLOs that are U.S. dollar denominated. The Fund will generally invest in floating-rate CLOs, though the Fund may invest in CLOs with fixed rates. The Fund is “non-diversified”, meaning that it may invest a relatively high percentage of its assets in a limited number of issuers. The Fund will not invest more than 20% of its net assets (plus any borrowings made for investment purposes) in any single CLO or CLOs managed by any single CLO manager.
The Adviser applies a bottom-up approach to select CLOs for investment by the Fund through the use of due diligence and review of documentation, including newly issued CLOs and CLOs traded in the secondary market, based on an assessment of the following criteria:
•The investment skill and process of the manager(s) of the CLO, including a manager’s track record, experience and overall appetite for risk, under normal and stressed market conditions, and across “credit cycles,” or multi-year cycles broadly reflecting the relative access to credit by borrowers across the market;
•The structure of an individual CLO and its underlying collateral;
•The ability of a CLO to meet its principal and interest payment obligations, under normal and stressed market conditions;
•The CLO’s overall cash flow; and
•Trading frequency in the secondary market.
Depending on general industry trends or market conditions, the Adviser may adjust the overall mix of the Fund’s investments within the percentage parameters discussed above to provide wider exposure to a variety of CLO manager investment styles.
The Fund may also invest in other ETFs that have similar investment strategies involving CLOs.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 20% of its net assets (plus any borrowings made for investment purposes) in any single CLO or CLOs managed by any single CLO manager.